PROJECT ASSETS	12 Months Ended
Dec. 31, 2013
PROJECT ASSETS [Abstract]
PROJECT ASSETS
13.	PROJECT ASSETS

As of December 31, 2012 and 2013 the balances of project assets was RMB536,391,099 and RMB1,358,944,492, respectively. As of December 31, 2012 and 2013, RMB 349,485,131 and RMB1,349,668,502 of project assets had been completed and connected to the grid. The revenues from connection to the grid for the years ended December 31, 2012 and 2013 were RMB1,607,066 and RMB76,719,737, respectively. Depreciation expenses of project assets were RMB5,141,460 and RMB27,309,105 for the years ended December 31, 2012 and 2013, respectively.

As of December 31, 2013, project assets with net book value of RMB634,169,173 were pledged as collateral for the Group's borrowings (Note19).